Net revenues	12 Months Ended
Dec. 31, 2021
Net Revenues
Net revenues

6	Net revenues

Accounting policy

Revenues represent the fair value of the consideration received or receivable for the sale of goods in the ordinary course of the Company’s activities. Revenues are shown net of value-added tax, returns, rebates and discounts, after eliminating sales between the consolidated companies.

The Company recognizes revenues when a performance obligation is satisfied by transferring a promised good or service to a customer. The asset is transferred when the customer obtains control of that asset. To determine the point in time at which a customer obtains control of a promised asset the Company considers the following indicators: (i) the Company has a present right to payment for the asset; (ii) the customer has legal title to the asset; (iii) the Company has transferred physical possession of the asset; (iv) the customer has the significant risks and rewards of ownership of the asset; (v) the customer has accepted the asset.

Identification and timing of satisfaction of performance obligations

The Company has two distinct performance obligations included in certain sales contracts:

(i) the promise to provide goods to its customers; and, (ii) the promise to provide freight and insurance services to its customers.

Promise to provide goods: this performance obligation is satisfied when the control of such goods is transferred to the final customer, which is substantially determined based on the Incoterms agreed upon in each of the contracts with customers.

Promise to provide freight and insurance services: this performance obligation is satisfied when the freight and insurance services contracted to customers are completed.

As a result of the distinct performance obligations identified, part of the Company’s revenues is presented as revenues from services. Cost related to revenues from services is presented as Cost of sales.

Revenues from the sale of goods and from freight and insurance services are recognized at a point in time when control is transferred and when contracted services are provided. It is at this point that a trade receivable is recognized because only the passage of time is required before the consideration is due. The Company does not have any contract assets, which give right to consideration in exchange for goods or services that the Company has transferred to the customer, since all rights to consideration of the contracts are unconditional.

Deferred revenues are related to contract obligations that are an entity’s obligation to transfer goods or services to a customer for which the entity has received consideration from the customer (or the payment is due) but the transfer has not yet been completed. For contracts where performance obligations are satisfied over a period of time, the stage of completion is required to calculate how much revenue should be recognized to date and revenue shall be deducted from the prepayment to the extent that performance obligations are delivered. Refer to note 28 for the specific accounting policy and information related to NEXA’s contractual obligations.

Determining the transaction price and the amounts allocated to performance obligations

The Company considers the terms of the contract and its customary business practices to determine the transaction price. The transaction price is the amount of consideration that the Company expects to be entitled to receive in exchange for transferring promised goods or services to its customers. Transaction price is allocated to each performance obligation on a relative standalone selling price basis.

The transaction prices included in the Company’s sales contracts are mainly based on international prices references and subject to price adjustments based on the market price at the end of the relevant quotation period stipulated in the sales contract. These are referred to as provisional pricing arrangements which are subject to a monthly price adjustment. The period between the provisional and final pricing is approximately two months. As of December 31, 2021, the pending price adjustments to be made were not material.

Additionally, the Company has a contractual obligation related to a long-term silver streaming arrangement linked to specific production of its Cerro Lindo mine. The Company received an upfront payment in advance of this specific production. The transaction price is linked to the silver production and spot market prices, which change over time and, therefore, it is accounted for as variable consideration. For more details about this streaming transaction see note 28.

(a)	Composition of net revenues

(i)	Gross billing reconciliation
	2021	2020	2019
Gross billing	2,974,850	2,138,786	2,552,275
Billing from products	2,898,210	2,074,203	2,473,534
Billing from freight and insurance services	76,640	64,583	78,741
Taxes on sales	(347,311)	(184,714)	(216,141)
Return of products sales	(5,429)	(3,143)	(3,419)
Net revenues	2,622,110	1,950,929	2,332,715

In 2021, a gross billing of approximately USD 390,469 was generated from a single customer, and there was no other customer to which the Company sold more than 10% of its gross billing individually. Net revenues were generated by NEXA’s both segments, mining and smelting.

In 2021, taxes on sales include ICMS expenses of USD 71,949 related to the Company’s adoption of the tax incentive allowed by Complementary Law No. 160/2017, as detailed in note 9 (i).

(ii)	Net revenues breakdown
	2021	2020	2019
Zinc	1,844,632	1,323,287	1,592,050
Lead	223,341	161,964	259,238
Copper	305,793	197,756	174,697
Silver	69,691	58,568	63,867
Other products	102,013	144,771	164,122
Freight and insurance services	76,640	64,583	78,741
Net revenues	2,622,110	1,950,929	2,332,715

Taxes on sales	347,311	184,714	216,141
Return of products sales	5,429	3,143	3,419
Gross billing	2,974,850	2,138,786	2,552,275

(b)	Information on geographical areas in which the Company operates

The geographical areas are determined based on the location of the Company’s customers. The net revenues of the Company, classified by geographical location and currency, are as follows:

(i)	Net revenues by geographical location
	2021	2020	2019
Peru	774,735	485,850	595,601
Brazil	753,280	583,141	625,033
United States	119,564	116,717	159,672
South Korea	118,596	77,429	95,913
Luxembourg	97,462	76,072	145,493
Argentina	93,107	56,165	60,850
Switzerland	78,770	68,912	101,636
Japan	58,296	46,719	71,352
Singapore	56,879	76,724	99,488
Colombia	54,325	34,768	37,149
Chile	54,044	48,969	80,849
Taiwan	53,752	28,764	33,551
Austria	45,057	35,197	39,897
Turkey	34,493	25,005	33,905
Malaysia	25,681	13,948	6,535
South Africa	25,126	-	1,892
Netherlands	17,693	11,740	9,381
Ecuador	15,652	9,095	13,012
Italy	14,834	9,895	9,000
Vietnam	14,555	10,798	3,142
Belgium	13,690	30,174	25,500
Indonesia	11,774	8,609	1,098
Guatemala	11,101	4,738	7,094
Germany	7,297	33,869	20,749
Other	72,347	57,631	54,923
Net revenues	2,622,110	1,950,929	2,332,715

(ii)	Net revenues by currency
	2021	2020	2019
USD	1,914,905	1,388,746	1,731,765
Brazilian Real (“BRL”)	707,205	562,183	600,950
Net revenues	2,622,110	1,950,929	2,332,715